Events After the Date of the Statement of Financial Position - Additional Information (Detail) - Nonadjusting Events [Member] - Adexus S.A. [member]	Jan. 09, 2020
Disclosure of non-adjusting events after reporting period [line items]
Percentage of favorable vote for reorganization by pledge creditors	80.00%
Percentage of favorable vote for reorganization by unsecured creditors	85.00%
Time period to repay reorganized liabilities	6 years